ACQUISITIONS - Sensitivity Analysis (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Expected cash flows (10% movement)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase	$ (2,099)
Decrease	2,099
Discount rate (10% movement)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase	0
Decrease	0
Volatility (10% movement)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase	100
Decrease	$ (100)